NOTES PAYABLE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Summary of Notes Payable	The following table provides information on the equipment financing agreements:

			Interest Rate	Initial Financing	Balance as of:
Note	Loan Date	Maturity Date			June 30, 2021	December 31, 2020
A	December 2020	June 2022	17.0%	$4,482	$2,739	$4,233
B	December 2020	June 2022	17.0%	428	261	404
C	March 2021	November 2022	17.0%	2,229	2,105	—
D	April 2021	December 2022	17.0%	4,012	4,012	—
E – H	May 2021	October 2023	15.0%	9,446	9,446	—

					18,563	4,637
Less: Current portion					(11,499)	(3,273)

					$7,064	$1,364

As of December 31, 2019, there were no notes payable outstanding. Notes payable consisted of the following at December 31, 2020:

Miner equipment note A	$4,233
Miner equipment note B	404

4,637
Less: Current portion	(3,273)

$1,364

Summary of Future Maturities of Notes Payable	Future maturities of notes payable are as follows for the years ending December 31:

2021	$3,273
2022	1,364

$4,637